EQUITY TRANSACTIONS (Details Narrative 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Equity Transactions Details Narrative
Compensation expense	$ 261,991	$ 47,377	$ 253,659	$ 33,972
Unrecognized stock-based compensation	$ 561,864		$ 679,468
Weighted average period	2 years 6 months 4 days		2 years 8 months 16 days